Note 14 - Equity Compensation Plan	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
14.	Equity Compensation Plan

In
2015
the Company’s shareholders and board of directors adopted an Equity Compensation Plan (“the Plan”), which replaced the Company’s previous equity compensation plan which was adopted in
2007
and expired in
2015
(the
“2007
Plan”) under which the Company’s employees, directors or other persons or entities providing significant services to the Company or its subsidiaries are eligible to receive stock-based awards including restricted stock, restricted stock units, unrestricted stock, bonus stock, performance stock and stock appreciation rights. The Plan is administered by the Compensation Committee of the Company’s board of directors and the aggregate number of shares of common stock reserved under this plan cannot exceed
10%
of the number of shares of Company’s common stock issued and outstanding at the time any award is granted. The Company’s Board of Directors may
terminate the Plan at any time. As of
December

31,
2016,
a total of
555,479
restricted shares had been granted under the
2007
Plan since the
first
grant in the
third
quarter of
2007
and
no
awards had been granted under the Plan. No additional awards may
be granted under the
2007
Plan.

On
November
22,
2012,
the Company granted
74,761
non-vested restricted shares to the Company’s CEO, CFO, Executive and non-executive members of Board of Directors. The fair value of each share granted was
$7.26
which is equal to the market value of the Company’s common stock on that day. The restricted shares vested on
September
30,
2014.

On
November

20,
2014,
the Company granted
230,713
of non-vested restricted shares to the Company’s CEO and non-executive members of Board of Directors of the Company. The fair value of each share granted was
$7.58
which is equal to the market value of the Company’s common stock on that day. The restricted shares vest over
3
 years from the grant date
(115,357
restricted shares on
November

20,
2015,
57,678
restricted shares on
November

20,
2016
and
57,678
restricted shares on
November

20,
2017).

All unvested restricted shares are conditional upon the option holder’s continued service as an employee of the Company, or as a director until the applicable vesting date. Until the forfeiture of any restricted shares, the grantee has the right to vote such restricted shares, to receive and retain all regular cash dividends paid on such restricted shares and to exercise all other rights provided that the Company will retain custody of all distributions other than regular cash dividends made or declared with respect to the restricted shares.

The Company pays dividends on all restricted shares regardless of whether they have vested and there is no obligation of the employee to return the dividend when employment ceases. The Company did not pay any dividends in the years ended
December

31,
2014,
2015
and
2016.

The Company estimates the forfeitures of non-vested share awards to be immaterial and hence accounts for forfeitures as they occur.

Management has selected the accelerated method allowed by the guidance with respect to recognizing stock based compensation expense for restricted share awards with graded vesting because it considers this method to better match expense with benefits received.

 In addition, non-vested awards granted to non-employees are measured at their then-current fair value as of the financial reporting dates until non-employees complete the service.

The stock based compensation expense for the vested and non-vested shares for the years ended
December

31,
2014,
2015
and
2016
amounted to
$357,967,
$1,140,084
and
$340,377,
respectively, and is included in the consolidated statements of operations under the caption “General and administrative expenses”.

A summary of the status of the Company’s non-vested restricted shares as of
December

31,
2016,
is presented below:

	Number of restricted shares	Weighted average grant date fair value per non-vested share
Non-vested, January 1, 2016	115,356	7.58
Vested	57,678	7.58
Forfeited	—	—
Non-vested, December 31, 2016	57,678	7.58

The total fair value of shares vested during the years ended
December

31,
2014,
2015
and
2016
was
$681,073,
$441,815
and
$210,525,
respectively, based on the closing share price at each vesting date. The remaining unrecognized compensation cost amounting to
$129,246
as of
December
31,
2016,
is expected to be recognized over the remaining period of
0.89
years, according to the contractual terms of those non-vested share awards.